Real estate properties held for lease, net	12 Months Ended
Dec. 31, 2023
Real estate properties held for lease, net
Real estate properties held for lease, net

6.         Real estate properties held for lease, net

The Group leases its owned buildings to various third parties, including elementary schools, basement parking, kindergartens, parking facilities, clubhouses as well as a shopping mall. These leases are non-cancelable operating leases with remaining lease periods that vary from 25 days to 20 years. The leases may include minimum base rents with escalated contingent rent clauses.

	December 31,	December 31,
	2022	2023
	US$	US$
Elementary schools	3,062,464	3,011,399
Basement parking	6,899,693	6,458,198
Kindergartens	4,174,550	4,104,942
Parking facilities	74,803,844	55,336,381
Clubhouses	7,698,981	7,570,605
Shopping mall	258,828,780	267,753,895
Residential properties	73,295,345	49,585,754
Total costs	428,763,657	393,821,174
Accumulated depreciation	(55,295,790)	(71,269,173)
Real estate properties held for lease, net	373,467,867	322,552,001

The Group has shopping mall equipment with gross amounts of US$ nil acquired under finance lease as of December 31, 2022 and 2023.

Depreciation expense for real estate properties held for lease for the year ended December 31, 2023 amounted to US$11,227,812 (2022: US$7,709,696).

As of December 31, 2023, US$278,724,872 of real estate properties held for lease was pledged as collateral for certain bank loans and other debts (2022: US$137,103,470).

As of December 31, 2023, minimum future rental income on non-cancellable leases (none of which contains any contingent rental clauses), in the aggregate and for each of the five succeeding fiscal years and thereafter, is as follows:

Year	Amount
US$
2024	19,800,349
2025	18,814,705
2026	16,486,897
2027	14,573,904
2028 and thereafter	117,928,803
Total	187,604,658